UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2005

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
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Title:   Counsel
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Phone:   (973) 984-1233
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Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ             02/13/06
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   9
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Form 13F Information Table Value Total:   $ 1,431,292  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                December 31, 2005



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    Column 1                    Column 2        Column 3     Column 4       Column 5       Column 6   Column 7        Column 8

                               Title of                     Value     Shares or   SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                Class           CUSIP      (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
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CKX INC                         COM              12562M106   186,735   14,364,223   SH       SOLE              14,364,223
CLEAR CHANNEL COMMUNICATIONS    COM              184502102    12,269      390,100   SH       SOLE                 390,100
COX RADIO INC                   CLA              224051102     2,802      199,000   SH       SOLE                 199,000
CUMULUS MEDIA INC               CLA              231082108     2,203      177,500   SH       SOLE                 177,500
ENTERCOM COMMUNICATIONS CORP    CLA              293639100     6,216      209,500   SH       SOLE                 209,500
HERCULES INC                    COM              427056106     1,089       96,400   SH       SOLE                  96,400
NTL INC DEL                     COM              62940M104   459,766    6,753,319   SH       SOLE               6,753,319
TELECOM CORP NEW ZEALAND LTD    SPONSORED ADR    879278208     3,441      105,300   SH       SOLE                 105,300
TELEWEST GLOBAL INC             COM              87956T107   756,771   31,770,412   SH       SOLE              31,770,412



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This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.